Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases
Schedule of right-of-use assets	Right-of-use assets:

	2025	2024
	£’000	£’000
Property	6,879	7,740
Plant and machinery	266	455
Total	7,145	8,195

Schedule of lease liabilities

Lease liabilities:

	2025	2024
	£’000	£’000
Current	572	934
Non-current	7,899	7,707
Total lease liabilities	8,471	8,641

The following table provides an analysis of the movements in lease liabilities:

£’000
As at 1 July 2023	8,880
Cash flows	(1,669)
Additions	749
Accretion expense	681
As at 30 June 2024	8,641
Cash flows	(889)
Additions	81
Accretion expense	638
As at 30 June 2025	8,471

Schedule of amounts recognized in the consolidated statement of profit or loss

	2025	2024	2023
	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(776)	(847)	(1,243)
Plant and machinery	(270)	(401)	(449)
	(1,046)	(1,248)	(1,692)
Interest expense (included in finance cost)	(638)	(681)	(208)
Expense relating to short-term leases (included in operating expenses)	(236)	(258)	(379)